Components of Income Tax (Benefit) Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Federal income taxes:
Current	$ 129,236	$ 97,975	$ 20,627
Deferred	(239,304)	68,899	85,295
Total federal income tax (benefit) expense	(110,068)	166,874	105,922
State income taxes:
Current	14,843	15,189	18,153
Deferred	(882)	(1,149)	930
Total state income taxes	13,961	14,040	19,083
Foreign income taxes:
Current	1,175	1,064	99
Deferred	475	(394)	(241)
Total foreign income taxes	1,650	670	(142)
Income tax (benefit) expense	$ (94,457)	$ 181,584	$ 124,863